17. LEASES (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	R$ 2,536,681
Current	383,162
Non-current	2,153,519
2022 [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	475,563
2023 [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	367,486
2024 [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	289,775
2025 [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	203,854
2026 onwards [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	R$ 816,841